UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Large Cap Stock Fund

July 31, 2007

1.804840.103

LCS-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.1%
Distributors - 0.3%
Li & Fung Ltd.	790,000	$ 2,737
Diversified Consumer Services - 0.5%
Apollo Group, Inc. Class A (non-vtg.) (a)	87,262	5,158
Household Durables - 2.0%
D.R. Horton, Inc.	490,699	8,008
KB Home (d)	249,500	7,937
Ryland Group, Inc.	43,400	1,443
Standard Pacific Corp. (d)	253,320	3,752
		21,140
Media - 1.1%
Comcast Corp. Class A (special) (non-vtg.)	182,700	4,781
Time Warner, Inc.	371,900	7,163
		11,944
Multiline Retail - 0.7%
Target Corp.	120,600	7,305
Specialty Retail - 2.3%
Home Depot, Inc.	321,800	11,961
Staples, Inc.	503,005	11,579
		23,540
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp. (a)(d)	19,202	1,980
TOTAL CONSUMER DISCRETIONARY		73,804
CONSUMER STAPLES - 5.2%
Beverages - 0.6%
PepsiCo, Inc.	87,100	5,716
Food & Staples Retailing - 0.2%
Tesco PLC	31,200	261
Tesco PLC Sponsored ADR	52,100	1,308
Whole Foods Market, Inc.	8,700	322
		1,891
Food Products - 1.7%
Green Mountain Coffee Roasters, Inc. (a)	64,800	1,921
Groupe Danone	50,000	3,575
Marine Harvest ASA (a)	1,686,000	2,132
Nestle SA (Reg.)	26,832	10,357
		17,985
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 2.7%
Procter & Gamble Co.	462,500	$ 28,610
TOTAL CONSUMER STAPLES		54,202
ENERGY - 9.6%
Energy Equipment & Services - 3.2%
Diamond Offshore Drilling, Inc.	38,100	3,931
GlobalSantaFe Corp.	40,100	2,876
National Oilwell Varco, Inc. (a)	40,300	4,840
North American Energy Partners, Inc.	90,200	1,555
Schlumberger Ltd. (NY Shares)	158,800	15,042
Smith International, Inc.	84,700	5,201
		33,445
Oil, Gas & Consumable Fuels - 6.4%
Canadian Natural Resources Ltd.	44,600	3,061
ConocoPhillips	133,290	10,775
Denbury Resources, Inc. (a)	48,900	1,956
EOG Resources, Inc.	101,600	7,122
Forest Oil Corp. (a)	74,000	2,995
NuStar GP Holdings LLC	58,500	2,046
Occidental Petroleum Corp.	62,000	3,517
Petroplus Holdings AG	16,674	1,610
Quicksilver Resources, Inc. (a)	113,000	4,760
Range Resources Corp.	190,050	7,058
Suncor Energy, Inc.	23,400	2,116
Ultra Petroleum Corp. (a)	119,900	6,629
Valero Energy Corp.	171,500	11,492
Williams Partners LP	38,800	1,875
		67,012
TOTAL ENERGY		100,457
FINANCIALS - 21.1%
Capital Markets - 4.0%
Bank New York Mellon Corp.	96,341	4,099
Bear Stearns Companies, Inc.	26,200	3,176
EFG International	28,930	1,365
KKR Private Equity Investors, LP	128,500	2,621
KKR Private Equity Investors, LP Restricted Depositary Units (e)	59,500	1,214
Lazard Ltd. Class A	71,900	2,662
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Lehman Brothers Holdings, Inc.	19,300	$ 1,197
State Street Corp.	249,473	16,722
T. Rowe Price Group, Inc.	42,000	2,189
UBS AG (NY Shares)	119,800	6,597
		41,842
Commercial Banks - 3.3%
Commerce Bancorp, Inc.	233,200	7,801
East West Bancorp, Inc.	47,500	1,741
Erste Bank AG	66,474	5,046
JSC Halyk Bank of Kazakhstan unit	54,300	1,167
Societe Generale Series A	15,300	2,662
Standard Chartered PLC (United Kingdom)	285,812	9,417
Unicredito Italiano SpA	160,100	1,374
Wachovia Corp.	117,400	5,542
		34,750
Diversified Financial Services - 7.0%
Bank of America Corp.	482,800	22,894
Citigroup, Inc.	557,300	25,953
Climate Exchange PLC (a)	41,956	1,545
Deutsche Boerse AG	27,400	3,205
JPMorgan Chase & Co.	444,719	19,572
		73,169
Insurance - 5.7%
ACE Ltd.	152,800	8,820
AFLAC, Inc.	117,400	6,119
American International Group, Inc.	490,112	31,455
Platinum Underwriters Holdings Ltd.	96,660	3,209
RenaissanceRe Holdings Ltd.	60,237	3,464
The Chubb Corp.	138,000	6,957
		60,024
Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc.	134,100	1,938
Thrifts & Mortgage Finance - 0.9%
Countrywide Financial Corp.	152,100	4,285
Radian Group, Inc.	143,538	4,839
		9,124
TOTAL FINANCIALS		220,847
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 13.0%
Biotechnology - 2.7%
Alnylam Pharmaceuticals, Inc. (a)	225,800	$ 5,444
Amgen, Inc. (a)	80,400	4,321
Cephalon, Inc. (a)	104,152	7,826
CSL Ltd.	59,065	4,477
Genentech, Inc. (a)	63,300	4,708
Vertex Pharmaceuticals, Inc. (a)	58,400	1,886
		28,662
Health Care Equipment & Supplies - 4.8%
American Medical Systems Holdings, Inc. (a)	88,300	1,614
Beckman Coulter, Inc.	44,700	3,166
Becton, Dickinson & Co.	67,500	5,154
C.R. Bard, Inc.	51,800	4,065
Cholestech Corp. (a)	375,811	7,930
Gen-Probe, Inc. (a)	46,400	2,924
Hologic, Inc. (a)	48,185	2,496
Immucor, Inc. (a)	26,800	835
Inverness Medical Innovations, Inc. (a)	378,401	18,318
Kyphon, Inc. (a)	20,000	1,312
Phonak Holding AG	11,866	1,152
Quidel Corp. (a)	93,640	1,393
		50,359
Health Care Providers & Services - 0.8%
Humana, Inc. (a)	47,500	3,044
UnitedHealth Group, Inc.	107,500	5,206
		8,250
Life Sciences Tools & Services - 0.4%
QIAGEN NV (a)	178,300	3,067
Third Wave Technologies, Inc. (a)	118,066	861
		3,928
Pharmaceuticals - 4.3%
Allergan, Inc.	166,870	9,700
BioMimetic Therapeutics, Inc.	85,100	1,228
Elan Corp. PLC sponsored ADR (a)	133,800	2,506
Johnson & Johnson	338,200	20,461
Merck & Co., Inc.	217,828	10,815
Sirtris Pharmaceuticals, Inc.	41,100	512
		45,222
TOTAL HEALTH CARE		136,421
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 18.1%
Aerospace & Defense - 3.5%
General Dynamics Corp.	33,600	$ 2,640
Goodrich Corp.	58,200	3,661
Honeywell International, Inc.	525,300	30,210
		36,511
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. Class B	79,900	6,050
Airlines - 0.1%
US Airways Group, Inc. (a)	47,900	1,485
Commercial Services & Supplies - 0.8%
Allied Waste Industries, Inc. (a)	167,900	2,161
Avery Dennison Corp.	29,500	1,810
CoStar Group, Inc. (a)	44,700	2,280
Healthcare Services Group, Inc.	63,500	1,760
		8,011
Construction & Engineering - 0.2%
Flint Energy Services Ltd. (a)	3,800	102
Quanta Services, Inc. (a)	35,000	995
Shaw Group, Inc. (a)	17,300	921
		2,018
Electrical Equipment - 2.4%
ABB Ltd. sponsored ADR	169,100	4,070
Alstom SA	6,400	1,172
Emerson Electric Co.	115,200	5,422
Energy Conversion Devices, Inc. (a)(d)	38,000	1,134
Evergreen Solar, Inc. (a)	305,174	2,542
Prysmian SpA	117,796	3,227
Q-Cells AG (a)	6,700	593
SolarWorld AG (d)	73,200	3,564
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	50,957	2,055
Suzlon Energy Ltd.	37,501	1,186
		24,965
Industrial Conglomerates - 7.8%
3M Co.	107,400	9,550
General Electric Co.	1,712,008	66,361
Siemens AG sponsored ADR	43,400	5,496
		81,407
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 2.0%
Cummins, Inc.	19,300	$ 2,291
Danaher Corp.	53,900	4,025
IDEX Corp.	32,600	1,180
Illinois Tool Works, Inc.	100,500	5,533
Invensys PLC (a)	193,100	1,496
KSB AG	700	546
Schindler Holding AG (Reg.)	18,013	1,163
SPX Corp.	32,600	3,060
Sulzer AG (Reg.)	1,178	1,571
		20,865
Road & Rail - 0.4%
Hertz Global Holdings, Inc.	202,600	4,536
Trading Companies & Distributors - 0.3%
Rush Enterprises, Inc. Class A (a)	46,388	1,297
Watsco, Inc.	36,600	1,827
		3,124
TOTAL INDUSTRIALS		188,972
INFORMATION TECHNOLOGY - 18.5%
Communications Equipment - 2.9%
Alcatel-Lucent SA sponsored ADR	207,100	2,402
Cisco Systems, Inc. (a)	595,000	17,201
Foxconn International Holdings Ltd. (a)	252,000	721
Juniper Networks, Inc. (a)	165,400	4,955
QUALCOMM, Inc.	132,200	5,506
		30,785
Computers & Peripherals - 3.6%
Apple, Inc. (a)	79,600	10,488
Dell, Inc. (a)	141,602	3,961
Diebold, Inc.	31,600	1,601
EMC Corp. (a)	388,323	7,188
Hewlett-Packard Co.	129,400	5,956
SanDisk Corp. (a)	147,700	7,921
		37,115
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 1.2%
Ibiden Co. Ltd.	23,800	$ 1,745
Itron, Inc. (a)	17,459	1,387
Jabil Circuit, Inc.	305,400	6,881
Motech Industries, Inc.	122,000	1,525
Motech Industries, Inc. GDR (a)(e)	76,447	952
		12,490
Internet Software & Services - 3.2%
eBay, Inc. (a)	168,397	5,456
Google, Inc. Class A (sub. vtg.) (a)	46,722	23,828
LoopNet, Inc.	54,625	1,130
Terremark Worldwide, Inc. (a)(d)	187,772	1,129
ValueClick, Inc. (a)	104,749	2,240
		33,783
IT Services - 2.2%
Cognizant Technology Solutions Corp. Class A (a)	97,401	7,888
MoneyGram International, Inc.	244,329	6,252
Redecard SA	32,000	545
Satyam Computer Services Ltd. sponsored ADR	78,000	2,079
The Western Union Co.	316,400	6,312
		23,076
Semiconductors & Semiconductor Equipment - 4.0%
Advanced Micro Devices, Inc. (a)	141,000	1,909
Altera Corp.	64,300	1,492
Intel Corp.	765,141	18,073
LSI Corp. (a)	394,500	2,840
Marvell Technology Group Ltd. (a)	190,300	3,425
Maxim Integrated Products, Inc.	152,000	4,818
MEMC Electronic Materials, Inc. (a)	32,000	1,962
PMC-Sierra, Inc. (a)	248,297	1,892
Silicon Laboratories, Inc. (a)	45,800	1,595
Taiwan Semiconductor Manufacturing Co. Ltd.	1,337,653	2,650
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	142,429	1,446
		42,102
Software - 1.4%
Autonomy Corp. PLC (a)	95,400	1,616
Microsoft Corp.	105,702	3,064
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Nintendo Co. Ltd.	16,000	$ 7,840
Synchronoss Technologies, Inc.	28,800	1,047
Take-Two Interactive Software, Inc. (a)	40,301	711
		14,278
TOTAL INFORMATION TECHNOLOGY		193,629
MATERIALS - 1.3%
Chemicals - 0.4%
Albemarle Corp.	54,600	2,197
Georgia Gulf Corp.	77,087	1,248
Monsanto Co.	12,600	812
		4,257
Metals & Mining - 0.9%
Alcoa, Inc.	77,900	2,976
Arcelor Mittal (NY Shares) Class A	62,500	3,814
Reliance Steel & Aluminum Co.	52,600	2,764
		9,554
TOTAL MATERIALS		13,811
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	631,100	24,714
Qwest Communications International, Inc. (a)	260,800	2,225
Verizon Communications, Inc.	134,600	5,737
		32,676
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	114,789	4,782
TOTAL TELECOMMUNICATION SERVICES		37,458
UTILITIES - 1.8%
Electric Utilities - 0.2%
Great Plains Energy, Inc.	38,700	1,074
Reliant Energy, Inc. (a)	49,300	1,266
		2,340
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 1.4%
AES Corp. (a)	169,100	$ 3,323
Clipper Windpower PLC (a)	179,200	2,599
Constellation Energy Group, Inc.	31,900	2,673
Dynegy, Inc. Class A (a)	237,700	2,118
NRG Energy, Inc. (a)	112,800	4,348
		15,061
Multi-Utilities - 0.2%
Sempra Energy	35,700	1,882
TOTAL UTILITIES		19,283
TOTAL COMMON STOCKS (Cost $954,457)		1,038,884
Convertible Bonds - 0.1%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Ford Motor Co. 4.25% 12/15/36	$ 1,030	1,185
TOTAL CONVERTIBLE BONDS (Cost $1,048)		1,185
Money Market Funds - 2.4%
	Shares
Fidelity Cash Central Fund, 5.38% (b)	13,200,088	13,200
Fidelity Securities Lending Cash Central Fund, 5.39% (b)(c)	11,445,950	11,446
TOTAL MONEY MARKET FUNDS (Cost $24,646)		24,646
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $980,151)		1,064,715
NET OTHER ASSETS - (1.8)%		(18,487)
NET ASSETS - 100%		$ 1,046,228
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,166,000 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 126
Fidelity Securities Lending Cash Central Fund	21
Total	$ 147
Income Tax Information

At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $983,690,000. Net unrealized appreciation aggregated $81,025,000, of which $125,550,000 related to appreciated investment securities and $44,525,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mid Cap Stock Fund

July 31, 2007

1.804824.103

MCS-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.0%
Auto Components - 0.3%
Visteon Corp. (a)(e)	7,500,000	$ 48,150
Automobiles - 0.4%
Ford Motor Co. (d)	7,500,000	63,825
Hotels, Restaurants & Leisure - 1.9%
Gaylord Entertainment Co. (a)	1,300,000	64,974
Life Time Fitness, Inc. (a)(d)	1,500,000	77,130
Marriott International, Inc. Class A	80,000	3,324
Morgans Hotel Group Co. (a)(d)(e)	3,478,061	67,092
Penn National Gaming, Inc. (a)	1,348,771	77,554
		290,074
Household Durables - 2.0%
Whirlpool Corp. (d)	3,000,000	306,330
Internet & Catalog Retail - 1.4%
Blue Nile, Inc. (a)(d)(e)	1,500,000	113,415
GSI Commerce, Inc. (a)(d)(e)	4,400,000	97,944
		211,359
Media - 3.3%
Cinemark Holdings, Inc.	3,200,000	52,320
Eros International plc	5,000,000	53,832
Grupo Televisa SA de CV (CPO) sponsored ADR	3,000,000	75,750
JumpTV, Inc. (e)	3,702,400	13,016
Lamar Advertising Co. Class A	678,800	40,409
National CineMedia, Inc. (e)	4,815,503	119,906
R.H. Donnelley Corp. (a)	1,500,000	93,795
Warner Music Group Corp.	5,000,000	61,950
		510,978
Multiline Retail - 0.5%
Macy's, Inc.	2,250,000	81,158
Specialty Retail - 1.2%
bebe Stores, Inc.	175,000	2,427
Bed Bath & Beyond, Inc. (a)	1,500,000	51,960
Eddie Bauer Holdings, Inc. (a)(d)	1,424,900	17,184
Gamestop Corp. Class A (a)	603,900	24,367
Staples, Inc.	4,000,000	92,080
		188,018
TOTAL CONSUMER DISCRETIONARY		1,699,892
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 3.2%
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	5,000,000	$ 175,950
Rite Aid Corp. (a)(d)	10,000,000	55,100
		231,050
Food Products - 1.4%
Bunge Ltd.	750,000	67,958
Dean Foods Co.	70,000	2,014
Hain Celestial Group, Inc. (a)(e)	2,500,000	67,725
Tyson Foods, Inc. Class A	3,500,000	74,550
		212,247
Personal Products - 0.3%
Bare Escentuals, Inc.	1,725,000	48,662
TOTAL CONSUMER STAPLES		491,959
ENERGY - 13.2%
Energy Equipment & Services - 4.6%
GlobalSantaFe Corp.	1,000,000	71,710
National Oilwell Varco, Inc. (a)	1,551,250	186,321
Noble Corp.	1,000,000	102,460
North American Energy Partners, Inc. (e)	2,508,300	43,243
Pride International, Inc. (a)	2,000,037	70,101
Transocean, Inc. (a)	1,000,000	107,450
Weatherford International Ltd. (a)	2,200,000	121,726
		703,011
Oil, Gas & Consumable Fuels - 8.6%
Arch Coal, Inc. (d)	2,250,000	67,253
Aventine Renewable Energy Holdings, Inc. (d)(e)	4,000,000	64,560
EOG Resources, Inc.	1,500,000	105,150
Gazprom OAO sponsored ADR	2,000,000	86,500
Hess Corp.	1,500,000	91,800
Massey Energy Co.	2,700,000	57,645
Newfield Exploration Co. (a)	1,500,000	72,075
Peabody Energy Corp. (d)	3,000,000	126,780
Ultra Petroleum Corp. (a)	2,500,000	138,225
Uranium One, Inc. (a)	4,000,000	46,386
Valero Energy Corp.	4,000,000	268,040
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
VeraSun Energy Corp. (d)(e)	5,000,000	$ 71,000
Western Refining, Inc.	2,500,000	138,750
		1,334,164
TOTAL ENERGY		2,037,175
FINANCIALS - 6.3%
Capital Markets - 1.0%
Julius Baer Holding AG (Bearer)	1,500,000	106,242
optionsXpress Holdings, Inc.	50,000	1,251
T. Rowe Price Group, Inc.	892,349	46,518
		154,011
Commercial Banks - 1.0%
SVB Financial Group (a)(d)	1,000,000	52,680
Wintrust Financial Corp. (e)	1,300,000	51,233
Zions Bancorp	750,000	55,913
		159,826
Diversified Financial Services - 0.7%
CME Group, Inc.	200,000	110,500
Insurance - 3.0%
AFLAC, Inc.	1,000,000	52,120
Axis Capital Holdings Ltd.	2,000,000	73,700
Everest Re Group Ltd.	1,250,000	122,813
Montpelier Re Holdings Ltd.	4,250,000	67,363
W.R. Berkley Corp.	3,050,000	89,731
Willis Group Holdings Ltd.	1,350,000	54,797
		460,524
Real Estate Management & Development - 0.3%
Move, Inc. (a)(e)	15,000,000	50,250
Thrifts & Mortgage Finance - 0.3%
Hudson City Bancorp, Inc.	3,387,100	41,390
TOTAL FINANCIALS		976,501
HEALTH CARE - 10.8%
Biotechnology - 1.8%
Celgene Corp. (a)	1,750,000	105,980
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Cephalon, Inc. (a)	1,100,000	$ 82,654
Genentech, Inc. (a)	1,250,000	92,975
		281,609
Health Care Equipment & Supplies - 3.0%
Align Technology, Inc. (a)(d)	3,000,000	78,300
Mentor Corp. (d)	1,400,000	55,090
St. Jude Medical, Inc. (a)	7,000,000	301,980
Thoratec Corp. (a)	881,978	17,119
		452,489
Health Care Providers & Services - 4.2%
Humana, Inc. (a)	4,500,000	288,405
McKesson Corp.	1,106,532	63,913
Medco Health Solutions, Inc. (a)	1,200,000	97,524
Omnicare, Inc. (d)	6,000,000	198,960
		648,802
Health Care Technology - 0.7%
IMS Health, Inc.	4,000,000	112,520
Pharmaceuticals - 1.1%
Adams Respiratory Therapeutics, Inc. (a)(d)	1,500,000	55,515
Allergan, Inc.	1,800,000	104,634
Nastech Pharmaceutical Co., Inc. (a)(d)	400,000	5,056
		165,205
TOTAL HEALTH CARE		1,660,625
INDUSTRIALS - 11.5%
Aerospace & Defense - 2.0%
Precision Castparts Corp.	1,000,000	137,060
Rockwell Collins, Inc.	1,500,000	103,050
Spirit AeroSystems Holdings, Inc. Class A	2,000,000	72,600
		312,710
Building Products - 0.0%
Gibraltar Industries, Inc.	175,000	3,379
Commercial Services & Supplies - 3.9%
Allied Waste Industries, Inc. (a)	10,000,000	128,700
American Reprographics Co. (a)(d)(e)	3,500,000	87,220
Casella Waste Systems, Inc. Class A (a)	1,162,727	12,941
CDI Corp. (e)	2,000,000	56,580
Cintas Corp.	1,050,000	38,388
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Corporate Executive Board Co.	1,000,000	$ 67,420
CoStar Group, Inc. (a)(d)(e)	1,750,000	89,250
Layne Christensen Co. (a)	75,000	3,388
Waste Management, Inc.	3,000,000	114,090
		597,977
Construction & Engineering - 2.3%
Chicago Bridge & Iron Co. NV (NY Shares)	3,500,000	142,100
Fluor Corp.	1,100,000	127,061
Quanta Services, Inc. (a)	3,000,000	85,290
		354,451
Electrical Equipment - 1.6%
Evergreen Solar, Inc. (a)(d)	3,500,000	29,155
Prysmian SpA	3,000,000	82,183
Renewable Energy Corp. AS (d)	3,500,000	139,909
		251,247
Machinery - 0.5%
Manitowoc Co., Inc.	1,000,000	77,670
Marine - 0.3%
Kirby Corp. (a)	1,096,600	44,423
Road & Rail - 0.9%
Burlington Northern Santa Fe Corp.	1,000,000	82,140
Landstar System, Inc.	1,250,000	56,825
		138,965
TOTAL INDUSTRIALS		1,780,822
INFORMATION TECHNOLOGY - 24.8%
Communications Equipment - 6.2%
Adtran, Inc.	3,200,000	83,488
Alcatel-Lucent SA sponsored ADR	10,000,000	116,000
Ciena Corp. (a)(d)	2,500,000	91,325
Comverse Technology, Inc. (a)(e)	15,000,000	289,050
Finisar Corp. (a)(d)(e)	20,000,000	72,600
Infinera Corp.	707,312	16,127
Juniper Networks, Inc. (a)	7,000,000	209,720
MasTec, Inc. (a)(e)	5,399,584	73,812
		952,122
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 2.8%
NCR Corp. (a)	6,250,000	$ 326,375
Sun Microsystems, Inc. (a)	20,000,000	102,000
		428,375
Electronic Equipment & Instruments - 4.9%
Agilent Technologies, Inc. (a)	4,000,000	152,600
Amphenol Corp. Class A	3,000,000	102,780
Arrow Electronics, Inc. (a)	2,000,000	76,440
Benchmark Electronics, Inc. (a)	3,000,000	66,600
Flextronics International Ltd. (a)	15,000,000	167,550
Solectron Corp. (a)(e)	50,000,000	188,000
		753,970
Internet Software & Services - 1.5%
Akamai Technologies, Inc. (a)	1,500,000	50,940
SAVVIS, Inc. (a)(e)	4,750,000	178,410
		229,350
IT Services - 1.8%
Cognizant Technology Solutions Corp. Class A (a)	800,000	64,784
Telvent GIT SA (e)	2,750,000	64,653
Unisys Corp. (a)	10,000,000	80,900
WNS Holdings Ltd. ADR (a)	2,500,000	62,500
		272,837
Office Electronics - 0.4%
Xerox Corp. (a)	3,500,000	61,110
Semiconductors & Semiconductor Equipment - 6.4%
Advanced Micro Devices, Inc. (a)	5,000,000	67,700
Altera Corp.	5,000,000	116,000
Applied Micro Circuits Corp. (a)(e)	20,869,898	60,940
Broadcom Corp. Class A (a)	3,000,000	98,430
FormFactor, Inc. (a)	1,500,000	57,585
Integrated Device Technology, Inc. (a)	5,000,000	81,350
LSI Corp. (a)	9,000,000	64,800
Marvell Technology Group Ltd. (a)	6,000,000	108,000
Microchip Technology, Inc. (d)	4,000,000	145,240
ON Semiconductor Corp. (a)	9,000,000	106,380
PMC-Sierra, Inc. (a)(e)	11,763,499	89,638
		996,063
Software - 0.8%
Citrix Systems, Inc. (a)(d)	2,000,000	72,340
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp.	200,000	$ 5,798
TIBCO Software, Inc. (a)	6,500,000	52,845
		130,983
TOTAL INFORMATION TECHNOLOGY		3,824,810
MATERIALS - 7.8%
Chemicals - 3.9%
Agrium, Inc.	2,000,000	84,091
Air Products & Chemicals, Inc.	600,000	51,822
Airgas, Inc.	1,611,400	75,252
Chemtura Corp.	6,000,000	62,580
Monsanto Co.	2,300,000	148,235
Nitto Denko Corp.	110,000	5,771
Potash Corp. of Saskatchewan, Inc.	900,000	72,666
Tokuyama Corp.	6,500,000	94,404
		594,821
Metals & Mining - 3.9%
Arcelor Mittal (NY Shares) Class A	2,400,000	146,448
Commercial Metals Co.	2,400,000	74,016
Gold Fields Ltd. sponsored ADR	8,000,000	132,160
Reliance Steel & Aluminum Co.	1,750,000	91,945
Titanium Metals Corp. (a)	2,675,000	89,399
United States Steel Corp.	750,000	73,718
		607,686
TOTAL MATERIALS		1,202,507
TELECOMMUNICATION SERVICES - 9.5%
Diversified Telecommunication Services - 8.4%
AT&T, Inc.	7,000,000	274,120
Cogent Communications Group, Inc. (a)(e)	3,400,000	97,512
Global Crossing Ltd. (a)(e)	3,662,482	64,570
Level 3 Communications, Inc. (a)(d)	30,000,000	156,900
Paetec Holding Corp. (a)	3,728,485	43,996
Qwest Communications International, Inc. (a)(d)	60,000,000	511,797
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)(d)(e)	8,000,000	156,400
		1,305,295
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 1.1%
American Tower Corp. Class A (a)	2,000,000	$ 83,320
NII Holdings, Inc. (a)	1,000,000	84,020
		167,340
TOTAL TELECOMMUNICATION SERVICES		1,472,635
UTILITIES - 0.9%
Independent Power Producers & Energy Traders - 0.9%
AES Corp. (a)	4,000,000	78,600
Dynegy, Inc. Class A (a)	7,500,000	66,825
		145,425
TOTAL COMMON STOCKS (Cost $12,234,259)		15,292,351
Money Market Funds - 4.2%

Fidelity Cash Central Fund, 5.38% (b)	96,113,004	96,113
Fidelity Securities Lending Cash Central Fund, 5.39% (b)(c)	555,251,950	555,252
TOTAL MONEY MARKET FUNDS (Cost $651,365)		651,365
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $12,885,624)		15,943,716
NET OTHER ASSETS - (3.2)%		(501,038)
NET ASSETS - 100%		$ 15,442,678
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,858
Fidelity Securities Lending Cash Central Fund	1,133
Total	$ 2,991
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Align Technology, Inc.	$ 113,300	$ -	$ 49,514	$ -	$ -
American Reprographics Co.	99,600	15,373	-	-	87,220
Applied Micro Circuits Corp.	-	60,210	-	-	60,940
Aventine Renewable Energy Holdings, Inc.	60,279	16,307	-	-	64,560
Blue Nile, Inc.	81,828	-	12,957	-	113,415
CDI Corp.	59,240	-	-	220	56,580
Cogent Communications Group, Inc.	58,191	25,907	-	-	97,512
Comverse Technology, Inc.	340,200	-	-	-	289,050
CoStar Group, Inc.	71,111	15,017	-	-	89,250
Finisar Corp.	-	76,541	-	-	72,600
Global Crossing Ltd.	105,626	-	-	-	64,570
GSI Commerce, Inc.	97,240	-	-	-	97,944
Hain Celestial Group, Inc.	60,060	14,257	-	-	67,725
Healthspring, Inc.	79,968	-	63,222	-	-
JumpTV, Inc.	-	15,814	-	-	13,016
MasTec, Inc.	61,933	-	-	-	73,812
Morgans Hotel Group Co.	74,203	2,881	-	-	67,092
Move, Inc.	69,600	-	-	-	50,250
National CineMedia, Inc.	92,015	35,469	-	-	119,906
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
North American Energy Partners, Inc.	$ 42,292	$ -	$ -	$ -	$ 43,243
PMC-Sierra, Inc.	67,251	23,634	-	-	89,638
SAVVIS, Inc.	118,699	116,276	-	-	178,410
Solectron Corp.	167,500	-	-	-	188,000
Telvent GIT SA	52,333	-	-	943	64,653
Time Warner Telecom, Inc. Class A (sub. vtg.)	153,750	9,979	-	-	156,400
VeraSun Energy Corp.	64,073	31,923	-	-	71,000
Visteon Corp.	64,296	3,805	407	-	48,150
Wintrust Financial Corp.	56,961	-	1,079	-	51,233
Total	$ 2,311,549	$ 463,393	$ 127,179	$ 1,163	$ 2,376,169
Income Tax Information

At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $12,898,055,000. Net unrealized appreciation aggregated $3,045,661,000, of which $3,690,775,000 related to appreciated investment securities and $645,114,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Retirement
Fund

July 31, 2007

1.804843.103

SMR-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 7.8%
Hotels, Restaurants & Leisure - 1.4%
Domino's Pizza, Inc.	171,700	$ 3,288,055
Household Durables - 2.4%
Ethan Allen Interiors, Inc.	165,000	5,636,400
Specialty Retail - 0.8%
Build-A-Bear Workshop, Inc. (a)(d)	94,600	1,892,000
Textiles, Apparel & Luxury Goods - 3.2%
Steven Madden Ltd.	79,600	2,244,720
Timberland Co. Class A (a)	217,400	5,167,598
		7,412,318
TOTAL CONSUMER DISCRETIONARY		18,228,773
CONSUMER STAPLES - 2.9%
Household Products - 2.9%
Central Garden & Pet Co. Class A (non-vtg.) (a)	559,200	6,844,608
ENERGY - 3.6%
Oil, Gas & Consumable Fuels - 3.6%
Goodrich Petroleum Corp. (a)(d)	82,900	2,494,461
Mariner Energy, Inc. (a)	279,530	5,906,469
		8,400,930
FINANCIALS - 33.9%
Commercial Banks - 3.8%
Intervest Bancshares Corp. Class A	361,926	8,961,288
Consumer Finance - 5.5%
Dollar Financial Corp. (a)	436,800	10,946,208
EZCORP, Inc. (non-vtg.) Class A (a)	150,000	1,806,000
		12,752,208
Insurance - 17.2%
Aspen Insurance Holdings Ltd.	330,400	8,078,280
Hilb Rogal & Hobbs Co.	122,500	5,304,250
IPC Holdings Ltd.	401,200	9,953,772
Max Capital Group Ltd.	523,100	13,658,141
Montpelier Re Holdings Ltd.	191,700	3,038,445
		40,032,888
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 7.4%
Farmer Mac Class C (non-vtg.)	242,200	$ 6,776,756
Washington Federal, Inc.	461,900	10,406,607
		17,183,363
TOTAL FINANCIALS		78,929,747
HEALTH CARE - 6.6%
Health Care Equipment & Supplies - 5.0%
Align Technology, Inc. (a)	239,600	6,253,560
Microtek Medical Holdings, Inc. (a)	1,101,338	5,385,543
		11,639,103
Health Care Providers & Services - 1.6%
Pediatrix Medical Group, Inc. (a)	71,300	3,847,348
TOTAL HEALTH CARE		15,486,451
INDUSTRIALS - 29.6%
Building Products - 1.6%
Trex Co., Inc. (a)(d)	225,000	3,757,500
Commercial Services & Supplies - 13.5%
American Reprographics Co. (a)	881,000	21,954,519
Copart, Inc. (a)	64,000	1,800,960
Navigant Consulting, Inc. (a)	491,700	7,744,275
		31,499,754
Construction & Engineering - 1.1%
URS Corp. (a)	49,300	2,428,518
Electrical Equipment - 1.1%
EnerSys (a)	144,700	2,619,070
Machinery - 5.7%
Columbus McKinnon Corp. (NY Shares) (a)	391,005	10,029,278
Force Protection, Inc. (a)(e)	200,000	3,140,000
		13,169,278
Road & Rail - 1.7%
Frozen Food Express Industries, Inc.	273,990	2,246,718
P.A.M. Transportation Services, Inc. (a)	97,400	1,809,692
		4,056,410
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 4.9%
UAP Holding Corp.	187,122	$ 5,084,105
United Rentals, Inc. (a)	195,800	6,293,012
		11,377,117
TOTAL INDUSTRIALS		68,907,647
INFORMATION TECHNOLOGY - 5.4%
Electronic Equipment & Instruments - 2.4%
LoJack Corp. (a)	259,064	5,523,244
Internet Software & Services - 3.0%
j2 Global Communications, Inc. (a)	113,579	3,707,219
Jupitermedia Corp. (a)	434,500	3,363,030
		7,070,249
TOTAL INFORMATION TECHNOLOGY		12,593,493
MATERIALS - 6.9%
Construction Materials - 1.0%
Eagle Materials, Inc.	54,200	2,370,166
Metals & Mining - 5.9%
Carpenter Technology Corp.	50,700	6,017,583
Compass Minerals International, Inc.	30,700	1,008,188
Olympic Steel, Inc.	251,700	6,612,159
		13,637,930
TOTAL MATERIALS		16,008,096
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.8%
Cogent Communications Group, Inc. (a)	223,800	6,418,584
TOTAL COMMON STOCKS (Cost $220,262,314)		231,818,329
Money Market Funds - 4.7%
	Shares	Value
Fidelity Cash Central Fund, 5.38% (b)	4,356,101	$ 4,356,101
Fidelity Securities Lending Cash Central Fund, 5.39% (b)(c)	6,570,125	6,570,125
TOTAL MONEY MARKET FUNDS (Cost $10,926,226)		10,926,226
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $231,188,540)		242,744,555
NET OTHER ASSETS - (4.2)%		(9,684,452)
NET ASSETS - 100%		$ 233,060,103
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,140,000 or 1.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Force Protection, Inc.	12/20/06	$ 2,350,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 36,392
Fidelity Securities Lending Cash Central Fund	75,013
Total	$ 111,405
Income Tax Information

At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $231,339,936. Net unrealized appreciation aggregated $11,404,619, of which $25,591,116 related to appreciated investment securities and $14,186,497 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Stock Fund

July 31, 2007

1.804879.103

SLC-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.3%
Auto Components - 0.5%
Amerigon, Inc. (a)(e)	1,405,141	$ 22,581
Automobiles - 0.1%
Winnebago Industries, Inc.	188,267	5,079
Diversified Consumer Services - 0.2%
Carriage Services, Inc. Class A (a)(e)	1,185,250	10,513
Hotels, Restaurants & Leisure - 1.3%
Famous Dave's of America, Inc. (a)(e)	1,059,388	21,071
Life Time Fitness, Inc. (a)(d)	349,981	17,996
Penn National Gaming, Inc. (a)	303,815	17,469
Six Flags, Inc. (a)(d)	1,206,537	4,597
		61,133
Household Durables - 1.9%
Directed Electronics, Inc. (a)(e)	2,488,806	18,790
Ethan Allen Interiors, Inc.	499,300	17,056
Fourlis Holdings SA	438,791	13,882
Furniture Brands International, Inc. (d)	1,856,952	20,464
Tele Atlas NV (Netherlands) (a)	715,100	20,549
		90,741
Internet & Catalog Retail - 0.1%
Gaiam, Inc. Class A (a)(d)	421,787	6,782
Leisure Equipment & Products - 1.2%
Jumbo SA	1,464,400	49,294
MarineMax, Inc. (a)(d)	528,022	9,874
		59,168
Media - 3.4%
Carmike Cinemas, Inc. (e)	888,642	16,227
Live Nation, Inc. (a)	1,357,863	26,967
National CineMedia, Inc.	564,685	14,061
New Frontier Media, Inc. (e)	1,898,680	16,120
Next Fifteen Communications Group plc (e)	4,012,000	6,683
Playboy Enterprises, Inc. Class B (non-vtg.) (a)(d)	1,956,297	21,519
Regal Entertainment Group Class A (d)	2,046,483	43,774
Sinclair Broadcast Group, Inc. Class A	1,491,711	19,452
		164,803
Specialty Retail - 2.6%
Forzani Group Ltd. Class A (a)	1,364,210	27,586
Gamestop Corp. Class A (a)	760,176	30,673
Hibbett Sports, Inc. (a)	698,585	17,905
Mothers Work, Inc. (a)(e)	337,263	7,487
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Payless ShoeSource, Inc. (a)	750,439	$ 19,977
Shoe Carnival, Inc. (a)	602,469	13,200
The Children's Place Retail Stores, Inc. (a)	267,025	9,108
		125,936
Textiles, Apparel & Luxury Goods - 2.0%
Gildan Activewear, Inc. (a)	1,710,040	58,770
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,945,695	40,451
		99,221
TOTAL CONSUMER DISCRETIONARY		645,957
CONSUMER STAPLES - 0.4%
Food Products - 0.2%
Green Mountain Coffee Roasters, Inc. (a)	248,760	7,376
Personal Products - 0.2%
Sarantis SA (Reg.)	857,202	12,152
TOTAL CONSUMER STAPLES		19,528
ENERGY - 2.7%
Energy Equipment & Services - 2.6%
Hanover Compressor Co. (a)	974,261	23,217
Hornbeck Offshore Services, Inc. (a)	499,501	21,504
NATCO Group, Inc. Class A (a)(e)	1,006,850	46,607
Parker Drilling Co. (a)	1,694,893	15,966
Superior Energy Services, Inc. (a)	500,300	20,172
		127,466
Oil, Gas & Consumable Fuels - 0.1%
Cabot Oil & Gas Corp.	182,000	6,224
TOTAL ENERGY		133,690
FINANCIALS - 4.4%
Commercial Banks - 0.4%
Center Financial Corp., California	696,844	10,355
Security Bank Corp., Georgia (d)	856,273	12,108
		22,463
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.5%
Endeavor Acquisition Corp. (a)(d)(e)	1,798,005	$ 19,868
Freedom Acquisition Holdings, Inc.	408,207	4,319
		24,187
Insurance - 3.0%
Allied World Assurance Co. Holdings Ltd.	450,000	21,353
Endurance Specialty Holdings Ltd.	761,000	28,461
IPC Holdings Ltd.	827,752	20,537
Max Capital Group Ltd.	654,490	17,089
Montpelier Re Holdings Ltd.	1,700,000	26,945
Platinum Underwriters Holdings Ltd.	947,800	31,467
		145,852
Real Estate Management & Development - 0.5%
Unite Group PLC	3,100,000	22,670
TOTAL FINANCIALS		215,172
HEALTH CARE - 19.8%
Biotechnology - 1.0%
Alkermes, Inc. (a)	1,129,800	16,088
Indevus Pharmaceuticals, Inc. (a)	1,983,365	14,062
ONYX Pharmaceuticals, Inc. (a)	600,000	16,686
		46,836
Health Care Equipment & Supplies - 4.7%
Accuray, Inc.	717,739	13,572
Align Technology, Inc. (a)	800,400	20,890
ArthroCare Corp. (a)	478,623	24,228
BioLase Technology, Inc. (a)(d)(e)	1,865,449	13,151
Cholestech Corp. (a)(e)	1,098,786	23,184
DJO, Inc. (a)	652,450	30,978
Hologic, Inc. (a)(d)	350,000	18,130
Inverness Medical Innovations, Inc. (a)	129,400	6,265
Kyphon, Inc. (a)	279,474	18,339
Regeneration Technologies, Inc. (a)(e)	2,106,561	22,582
Respironics, Inc. (a)	549,234	25,127
Zoll Medical Corp. (a)	444,799	11,947
		228,393
Health Care Providers & Services - 2.2%
Air Methods Corp. (a)	514,294	19,595
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Healthways, Inc. (a)(d)	1,091,113	$ 47,682
Hooper Holmes, Inc. (a)(e)	6,853,844	17,957
I-trax, Inc. (a)(e)	2,259,563	8,134
ResCare, Inc. (a)	843,275	16,385
		109,753
Health Care Technology - 6.2%
Allscripts Healthcare Solutions, Inc. (a)(d)	764,119	17,384
Cerner Corp. (a)(d)(e)	4,156,478	219,754
Eclipsys Corp. (a)	1,869,052	40,614
Phase Forward, Inc. (a)	1,346,358	23,144
		300,896
Life Sciences Tools & Services - 4.7%
Charles River Laboratories International, Inc. (a)	374,400	19,162
Covance, Inc. (a)	344,793	24,332
Exelixis, Inc. (a)	1,543,987	14,961
ICON PLC sponsored ADR	831,400	38,885
Kendle International, Inc. (a)	504,700	18,649
PAREXEL International Corp. (a)(e)	1,400,784	56,634
Pharmaceutical Product Development, Inc.	654,637	21,930
PRA International (a)(e)	1,238,461	35,829
		230,382
Pharmaceuticals - 1.0%
Alpharma, Inc. Class A	757,797	18,786
Arpida Ltd. (a)	342,675	10,553
MGI Pharma, Inc. (a)	749,457	18,759
		48,098
TOTAL HEALTH CARE		964,358
INDUSTRIALS - 21.6%
Aerospace & Defense - 6.7%
AAR Corp. (a)	631,877	18,849
Alliant Techsystems, Inc. (a)	254,780	25,251
BE Aerospace, Inc. (a)	280,519	11,378
DRS Technologies, Inc.	728,100	38,123
Hexcel Corp. (a)(d)	2,387,000	51,893
Ladish Co., Inc. (a)(e)	1,342,575	65,101
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
LMI Aerospace, Inc. (a)(e)	657,838	$ 14,584
Triumph Group, Inc. (e)	1,321,979	100,748
		325,927
Air Freight & Logistics - 0.9%
Forward Air Corp.	802,870	27,354
UTI Worldwide, Inc.	651,560	16,374
		43,728
Commercial Services & Supplies - 6.9%
Clean Harbors, Inc. (a)	324,859	15,603
Datamonitor PLC	1,877,693	24,793
Diamond Management & Technology Consultants, Inc. (e)	2,167,296	23,428
Healthcare Services Group, Inc.	1,048,641	29,068
Interface, Inc. Class A	1,434,260	26,433
Intermap Technologies Corp. (a)(e)	2,498,900	15,696
Kenexa Corp. (a)	501,535	17,945
Medialink Worldwide, Inc. (a)(d)(e)	602,200	2,830
Navigant Consulting, Inc. (a)	1,771,900	27,907
Team, Inc. (a)(e)	752,588	35,379
The Geo Group, Inc. (a)(e)	3,624,559	100,255
Waste Services, Inc. (a)(d)	1,906,197	19,443
		338,780
Construction & Engineering - 0.4%
Bird Construction Income Fund (e)	911,200	18,272
Great Lakes Dredge & Dock Corp. (a)	50,000	417
		18,689
Electrical Equipment - 2.9%
American Superconductor Corp. (a)(d)	299,863	5,724
Carbone Lorraine	300,000	23,559
Composite Technology Corp. (a)	5,000,000	9,150
Conergy AG (d)	150,000	12,221
SGL Carbon AG (a)	700,000	36,369
Vestas Wind Systems AS (a)	788,000	53,327
		140,350
Machinery - 1.1%
Astec Industries, Inc. (a)	474,770	24,769
Bucyrus International, Inc. Class A	95,500	6,070
Titan International, Inc. (d)	721,326	21,308
		52,147
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 2.2%
Frozen Food Express Industries, Inc. (e)	1,374,278	$ 11,269
Landstar System, Inc.	376,300	17,107
Old Dominion Freight Lines, Inc. (a)	1,031,533	29,770
P.A.M. Transportation Services, Inc. (a)	371,412	6,901
Quality Distribution, Inc. (a)	618,095	5,940
Universal Truckload Services, Inc. (a)	759,314	13,698
YRC Worldwide, Inc. (a)(d)	675,000	21,681
		106,366
Trading Companies & Distributors - 0.2%
UAP Holding Corp.	326,957	8,883
Transportation Infrastructure - 0.3%
Quixote Corp. (e)	889,472	16,669
TOTAL INDUSTRIALS		1,051,539
INFORMATION TECHNOLOGY - 28.6%
Communications Equipment - 3.3%
Alliance Fiber Optic Products, Inc. (a)(e)	3,321,861	7,740
Avanex Corp. (a)(d)(e)	15,652,259	26,609
Avocent Corp. (a)	1,653,151	45,214
Balda AG	2,122,848	25,243
Finisar Corp. (a)(d)	7,577,305	27,506
MasTec, Inc. (a)	535,562	7,321
Oplink Communications, Inc. (a)(e)	1,327,596	21,467
		161,100
Computers & Peripherals - 1.7%
Hypercom Corp. (a)(e)	4,745,825	24,394
Intermec, Inc. (a)	705,565	18,084
STEC, Inc. (a)(d)(e)	3,711,403	27,279
TPV Technology Ltd.	15,000,000	11,490
		81,247
Electronic Equipment & Instruments - 5.7%
Arrow Electronics, Inc. (a)	1,982,400	75,767
Benchmark Electronics, Inc. (a)	1,411,490	31,335
FLIR Systems, Inc. (a)	494,700	21,594
Ingram Micro, Inc. Class A (a)	2,453,710	49,197
Insight Enterprises, Inc. (a)(e)	2,468,266	55,684
Itron, Inc. (a)	54,000	4,289
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
National Instruments Corp.	550,173	$ 17,798
Trimble Navigation Ltd. (a)	650,406	21,483
		277,147
Internet Software & Services - 3.0%
Art Technology Group, Inc. (a)(e)	9,922,326	31,553
CyberSource Corp. (a)(d)(e)	2,171,621	24,995
Goldleaf Financial Solutions, Inc. (a)(e)	1,703,010	8,856
Groupe Open SA (a)(e)	750,000	12,479
LBI International AB (a)(d)	2,250,000	17,030
LivePerson, Inc. (a)	1,863,123	9,763
LoopNet, Inc.	994,574	20,568
TheStreet.com, Inc. (e)	1,999,293	22,212
		147,456
IT Services - 5.6%
CACI International, Inc. Class A (a)	955,900	42,480
Computershare Ltd.	1,812,300	15,428
Devoteam SA (e)	591,000	26,646
ExlService Holdings, Inc.	818,528	13,841
Iress Market Technology Ltd.	3,500,000	25,680
Lionbridge Technologies, Inc. (a)(e)	4,521,560	21,206
ManTech International Corp. Class A (a)	815,397	26,631
Ness Technologies, Inc. (a)	1,090,813	12,828
Patni Computer Systems Ltd. sponsored ADR	594,600	13,973
Perot Systems Corp. Class A (a)	1,248,663	19,005
RDM Corp. (a)(e)	1,397,200	5,239
SI International, Inc. (a)(e)	668,137	19,463
Unisys Corp. (a)	3,549,009	28,711
		271,131
Semiconductors & Semiconductor Equipment - 5.1%
Atmel Corp. (a)	3,397,551	18,313
Cypress Semiconductor Corp. (a)	1,029,000	25,787
Fairchild Semiconductor International, Inc. (a)	1,479,500	27,001
FormFactor, Inc. (a)	670,886	25,755
Himax Technologies, Inc. sponsored ADR (a)	3,199,118	16,347
Microsemi Corp. (a)(d)	722,483	16,841
MIPS Technologies, Inc. (a)(e)	3,774,963	33,408
ON Semiconductor Corp. (a)	1,555,071	18,381
PDF Solutions, Inc. (a)(e)	2,748,124	30,477
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Rudolph Technologies, Inc. (a)(e)	1,820,984	$ 28,498
Volterra Semiconductor Corp. (a)	861,143	9,895
		250,703
Software - 4.2%
Ansys, Inc. (a)	1,180,408	30,738
Business Objects SA sponsored ADR (a)	850,000	38,250
Informatica Corp. (a)	2,201,020	30,682
MacDonald Dettwiler & Associates Ltd. (a)	44,000	1,971
Moldflow Corp. (a)(e)	1,131,493	23,626
Quality Systems, Inc. (d)	1,050,278	40,688
Sourcefire, Inc. (d)	1,164,986	14,155
SourceForge, Inc. (a)(e)	6,748,418	25,037
		205,147
TOTAL INFORMATION TECHNOLOGY		1,393,931
MATERIALS - 0.9%
Chemicals - 0.3%
Nippon Parkerizing Co. Ltd.	1,000,000	17,331
Metals & Mining - 0.5%
Compass Minerals International, Inc.	761,414	25,005
Paper & Forest Products - 0.1%
Stella-Jones, Inc.	69,580	2,937
TOTAL MATERIALS		45,273
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Cbeyond, Inc. (a)	603,569	21,348
UTILITIES - 1.4%
Independent Power Producers & Energy Traders - 1.4%
Clipper Windpower PLC (a)	3,424,673	49,672
Plambeck Neue Energien AG (a)(d)(e)	2,900,000	16,071
		65,743
TOTAL COMMON STOCKS (Cost $3,979,818)		4,556,539
Preferred Stocks - 0.0%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
LifeMasters Supported SelfCare, Inc. Series F (a)(g)	461,818	$ 1,893
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Health Care Technology - 0.0%
Lifeoutcomes, Inc. Series A (g)	39,076	0
TOTAL PREFERRED STOCKS (Cost $11,065)		1,893
Other - 0.0%
Principal Amount (000s)
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
LifeMasters Supported SelfCare, Inc. bridge loan 10.00% 5/17/09 (f)(g) (Cost $350)	$ 350	350
Money Market Funds - 11.9%
	Shares
Fidelity Cash Central Fund, 5.38% (b)	336,938,277	336,938
Fidelity Securities Lending Cash Central Fund, 5.39% (b)(c)	241,380,781	241,381
TOTAL MONEY MARKET FUNDS (Cost $578,319)		578,319
TOTAL INVESTMENT PORTFOLIO - 105.4% (Cost $4,569,552)		5,137,101
NET OTHER ASSETS - (5.4)%		(263,214)
NET ASSETS - 100%		$ 4,873,887
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,243,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
LifeMasters Supported SelfCare, Inc. bridge loan 10.00% 5/17/09	6/8/07	$ 350
LifeMasters Supported SelfCare, Inc. Series F	6/24/02	$ 5,100
Lifeoutcomes, Inc. Series A	5/31/06	$ 5,965
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 5,013
Fidelity Securities Lending Cash Central Fund	625
Total	$ 5,638
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Alliance Fiber Optic Products, Inc.	$ 6,192	$ 455	$ -	$ -	$ 7,740
Amerigon, Inc.	27,317	1,915	16,573	-	22,581
Art Technology Group, Inc.	24,607	-	-	-	31,553
Avanex Corp.	-	28,567	-	-	26,609
BioLase Technology, Inc.	12,125	-	-	-	13,151
Bird Construction Income Fund	11,962	2,452	-	201	18,272
Carmike Cinemas, Inc.	-	23,099	-	156	16,227
Carriage Services, Inc. Class A	9,683	-	-	-	10,513
Cerner Corp.	178,736	44,445	-	-	219,754
Cholestech Corp.	-	22,258	-	-	23,184
CyberSource Corp.	27,285	325	-	-	24,995
Devoteam SA	28,146	-	-	168	26,646
Diamond Management & Technology Consultants, Inc.	24,577	-	-	-	23,428
Directed Electronics, Inc.	19,792	4,511	-	-	18,790
Endeavor Acquisition Corp.	18,861	-	-	-	19,868
Famous Dave's of America, Inc.	20,192	-	-	-	21,071
First Consulting Group, Inc.	22,337	-	19,164	-	-
Frozen Food Express Industries, Inc.	-	13,375	-	22	11,269
Goldleaf Financial Solutions, Inc.	10,935	33	-	-	8,856
Groupe Open SA	14,328	-	-	-	12,479
Hooper Holmes, Inc.	17,937	9,375	-	-	17,957
Hypercom Corp.	26,062	1,532	-	-	24,394
I-trax, Inc.	9,093	871	-	-	8,134
Insight Enterprises, Inc.	39,014	9,800	-	-	55,684
Intermap Technologies Corp.	14,117	-	-	-	15,696
Kendle International, Inc.	27,414	-	9,983	-	-
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ladish Co., Inc.	$ 54,589	$ -	$ -	$ -	$ 65,101
Lionbridge Technologies, Inc.	22,970	-	-	-	21,206
LMI Aerospace, Inc.	12,802	-	-	-	14,584
Medialink Worldwide, Inc.	3,065	-	-	-	2,830
MIPS Technologies, Inc.	32,389	-	-	-	33,408
Moldflow Corp.	17,267	-	-	-	23,626
Mothers Work, Inc.	11,804	-	-	-	7,487
NATCO Group, Inc. Class A	57,565	-	21,832	-	46,607
New Frontier Media, Inc.	9,395	7,235	-	134	16,120
Next Fifteen Communications Group plc	7,661	-	-	-	6,683
Oplink Communications, Inc.	20,910	15,848	13,166	-	21,467
PAREXEL International Corp.	57,976	9,071	12,705	-	56,634
PDF Solutions, Inc.	30,861	-	-	-	30,477
Phase Forward, Inc.	32,296	-	11,018	-	-
Plambeck Neue Energien AG	19,338	-	4,672	-	16,071
PRA International	18,927	10,142	-	-	35,829
Quixote Corp.	17,789	-	-	169	16,669
RDM Corp.	-	5,643	-	-	5,239
Regeneration Technologies, Inc.	23,933	-	7,544	-	22,582
Rudolph Technologies, Inc.	31,448	-	-	-	28,498
SI International, Inc.	17,679	-	-	-	19,463
SourceForge, Inc.	-	-	-	-	25,037
STEC, Inc.	29,031	619	-	-	27,279
Team, Inc.	25,904	-	-	-	35,379
The Geo Group, Inc.	32,596	66,077	-	-	100,255
TheStreet.com, Inc.	20,193	-	-	50	22,212
Triumph Group, Inc.	25,191	60,180	-	25	100,748
VA Software Corp.	24,497	-	-	-	-
Xyratex Ltd.	41,764	-	41,565	-	-
Total	$ 1,290,552	$ 337,828	$ 158,222	$ 925	$ 1,480,342
Income Tax Information

At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $4,573,282,000. Net unrealized appreciation aggregated $563,819,000, of which $833,997,000 related to appreciated investment securities and $270,178,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan® 500 Index Fund

July 31, 2007

1.804880.103

SMI-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.7%
Auto Components - 0.2%
Johnson Controls, Inc.	257,946	$ 29,187
The Goodyear Tire & Rubber Co. (a)(d)	269,716	7,746
		36,933
Automobiles - 0.4%
Ford Motor Co. (d)	2,458,052	20,918
General Motors Corp.	739,636	23,964
Harley-Davidson, Inc.	336,717	19,301
		64,183
Distributors - 0.1%
Genuine Parts Co.	222,747	10,598
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	182,961	10,815
H&R Block, Inc. (d)	422,185	8,423
		19,238
Hotels, Restaurants & Leisure - 1.5%
Carnival Corp. unit	578,389	25,628
Darden Restaurants, Inc.	184,839	7,869
Harrah's Entertainment, Inc.	244,064	20,670
Hilton Hotels Corp.	509,555	22,527
International Game Technology	434,626	15,351
Marriott International, Inc. Class A	429,332	17,839
McDonald's Corp.	1,560,840	74,717
Starbucks Corp. (a)	968,471	25,839
Starwood Hotels & Resorts Worldwide, Inc.	281,220	17,706
Wendy's International, Inc.	114,072	3,996
Wyndham Worldwide Corp. (a)	238,339	8,020
Yum! Brands, Inc.	684,807	21,941
		262,103
Household Durables - 0.6%
Black & Decker Corp.	86,243	7,466
Centex Corp.	156,155	5,826
D.R. Horton, Inc.	357,268	5,831
Fortune Brands, Inc.	199,710	16,236
Harman International Industries, Inc.	85,173	9,880
KB Home	100,434	3,195
Leggett & Platt, Inc.	231,594	4,801
Lennar Corp. Class A	182,033	5,581
Newell Rubbermaid, Inc.	364,626	9,644
Pulte Homes, Inc. (d)	277,755	5,372
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Snap-On, Inc.	75,794	$ 3,966
The Stanley Works	109,010	6,032
Whirlpool Corp.	103,177	10,535
		94,365
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)(d)	406,605	31,935
IAC/InterActiveCorp (a)	285,664	8,210
		40,145
Leisure Equipment & Products - 0.2%
Brunswick Corp.	118,138	3,303
Eastman Kodak Co. (d)	376,119	9,497
Hasbro, Inc.	208,361	5,838
Mattel, Inc.	514,241	11,781
		30,419
Media - 3.2%
CBS Corp. Class B	957,715	30,379
Clear Channel Communications, Inc.	648,944	23,946
Comcast Corp. Class A (a)	4,068,600	106,882
Dow Jones & Co., Inc.	85,445	4,903
E.W. Scripps Co. Class A	108,979	4,465
Gannett Co., Inc.	306,800	15,309
Interpublic Group of Companies, Inc. (d)	613,010	6,430
McGraw-Hill Companies, Inc.	448,690	27,146
Meredith Corp.	50,930	2,877
News Corp. Class A (d)	3,045,139	64,313
Omnicom Group, Inc.	432,478	22,433
The DIRECTV Group, Inc. (a)	1,007,966	22,589
The New York Times Co. Class A (d)	188,149	4,301
The Walt Disney Co.	2,590,725	85,494
Time Warner, Inc.	4,949,013	95,318
Tribune Co.	110,481	3,089
Viacom, Inc. Class B (non-vtg.) (a)	900,948	34,506
		554,380
Multiline Retail - 1.0%
Big Lots, Inc. (a)(d)	143,148	3,702
Dillard's, Inc. Class A	79,631	2,380
Family Dollar Stores, Inc.	197,162	5,840
JCPenney Co., Inc.	294,133	20,013
Kohl's Corp. (a)	421,792	25,645
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Macy's, Inc.	600,894	$ 21,674
Nordstrom, Inc.	293,450	13,962
Sears Holdings Corp. (a)	107,656	14,726
Target Corp.	1,113,212	67,427
		175,369
Specialty Retail - 1.8%
Abercrombie & Fitch Co. Class A	115,371	8,064
AutoNation, Inc. (a)	197,528	3,848
AutoZone, Inc. (a)(d)	62,459	7,920
Bed Bath & Beyond, Inc. (a)	358,081	12,404
Best Buy Co., Inc. (d)	529,249	23,599
Circuit City Stores, Inc.	180,809	2,152
Gap, Inc.	693,130	11,922
Home Depot, Inc.	2,580,938	95,933
Limited Brands, Inc.	447,418	10,805
Lowe's Companies, Inc.	1,967,642	55,114
Office Depot, Inc. (a)	361,472	9,022
OfficeMax, Inc.	98,504	3,239
RadioShack Corp.	177,226	4,454
Sherwin-Williams Co.	143,115	9,974
Staples, Inc.	935,065	21,525
Tiffany & Co., Inc.	178,770	8,626
TJX Companies, Inc.	594,684	16,502
		305,103
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	485,211	22,058
Jones Apparel Group, Inc.	142,370	3,554
Liz Claiborne, Inc.	136,662	4,802
NIKE, Inc. Class B	495,669	27,981
Polo Ralph Lauren Corp. Class A	80,113	7,158
VF Corp.	116,480	9,993
		75,546
TOTAL CONSUMER DISCRETIONARY		1,668,382
CONSUMER STAPLES - 9.2%
Beverages - 2.1%
Anheuser-Busch Companies, Inc.	993,339	48,445
Brown-Forman Corp. Class B (non-vtg.)	103,029	6,845
Coca-Cola Enterprises, Inc.	364,686	8,264
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Constellation Brands, Inc. Class A (sub. vtg.) (a)	252,573	$ 5,539
Molson Coors Brewing Co. Class B	61,903	5,506
Pepsi Bottling Group, Inc.	171,999	5,755
PepsiCo, Inc.	2,129,608	139,745
The Coca-Cola Co.	2,627,277	136,907
		357,006
Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	583,931	34,919
CVS Caremark Corp.	2,017,911	71,010
Kroger Co.	925,570	24,028
Safeway, Inc.	577,335	18,400
SUPERVALU, Inc.	271,685	11,321
Sysco Corp.	807,898	25,756
Wal-Mart Stores, Inc.	3,169,303	145,629
Walgreen Co.	1,308,454	57,807
Whole Foods Market, Inc. (d)	184,818	6,846
		395,716
Food Products - 1.4%
Archer-Daniels-Midland Co.	853,360	28,673
Campbell Soup Co.	283,659	10,447
ConAgra Foods, Inc.	651,189	16,508
Dean Foods Co.	169,954	4,890
General Mills, Inc.	452,825	25,186
H.J. Heinz Co.	424,699	18,585
Hershey Co.	224,121	10,332
Kellogg Co.	327,492	16,967
Kraft Foods, Inc. Class A	2,097,171	68,682
McCormick & Co., Inc. (non-vtg.)	170,203	5,814
Sara Lee Corp.	960,370	15,222
Tyson Foods, Inc. Class A	330,503	7,040
Wm. Wrigley Jr. Co.	281,877	16,259
		244,605
Household Products - 2.0%
Clorox Co.	198,408	11,996
Colgate-Palmolive Co.	668,710	44,135
Kimberly-Clark Corp.	596,335	40,115
Procter & Gamble Co.	4,116,814	254,666
		350,912
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.2%
Avon Products, Inc.	573,749	$ 20,661
Estee Lauder Companies, Inc. Class A	154,246	6,944
		27,605
Tobacco - 1.2%
Altria Group, Inc.	2,749,724	182,774
Reynolds American, Inc. (d)	223,689	13,683
UST, Inc.	209,400	11,213
		207,670
TOTAL CONSUMER STAPLES		1,583,514
ENERGY - 11.0%
Energy Equipment & Services - 2.2%
Baker Hughes, Inc.	418,796	33,106
BJ Services Co.	383,498	10,028
ENSCO International, Inc.	194,912	11,903
Halliburton Co.	1,195,004	43,044
Nabors Industries Ltd. (a)	368,049	10,762
National Oilwell Varco, Inc. (a)	232,208	27,891
Noble Corp.	175,218	17,953
Rowan Companies, Inc. (d)	144,651	6,103
Schlumberger Ltd. (NY Shares) (d)	1,540,821	145,947
Smith International, Inc.	262,094	16,095
Transocean, Inc. (a)	376,717	40,478
Weatherford International Ltd. (a)	440,982	24,400
		387,710
Oil, Gas & Consumable Fuels - 8.8%
Anadarko Petroleum Corp.	606,524	30,526
Apache Corp.	432,949	35,000
Chesapeake Energy Corp. (d)	535,317	18,222
Chevron Corp.	2,809,852	239,568
ConocoPhillips	2,136,768	172,736
CONSOL Energy, Inc.	238,062	9,915
Devon Energy Corp.	581,538	43,389
El Paso Corp.	915,475	15,243
EOG Resources, Inc.	319,778	22,416
Exxon Mobil Corp.	7,364,777	626,962
Hess Corp.	356,727	21,832
Marathon Oil Corp.	896,800	49,503
Murphy Oil Corp.	245,952	15,259
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp.	1,090,104	$ 61,831
Peabody Energy Corp. (d)	346,414	14,639
Spectra Energy Corp.	826,035	21,039
Sunoco, Inc.	158,778	10,594
Valero Energy Corp.	717,734	48,095
Williams Companies, Inc.	782,931	25,250
XTO Energy, Inc.	501,203	27,331
		1,509,350
TOTAL ENERGY		1,897,060
FINANCIALS - 19.7%
Capital Markets - 3.4%
American Capital Strategies Ltd. (d)	230,800	8,763
Ameriprise Financial, Inc.	307,556	18,536
Bank New York Mellon Corp.	1,476,686	62,833
Bear Stearns Companies, Inc.	155,622	18,864
Charles Schwab Corp.	1,322,837	26,629
E*TRADE Financial Corp. (a)	558,071	10,335
Federated Investors, Inc. Class B (non-vtg.)	115,798	4,170
Franklin Resources, Inc.	215,398	27,435
Goldman Sachs Group, Inc.	534,022	100,578
Janus Capital Group, Inc.	242,399	7,287
Legg Mason, Inc.	171,931	15,474
Lehman Brothers Holdings, Inc.	696,330	43,172
Merrill Lynch & Co., Inc.	1,138,463	84,474
Morgan Stanley	1,377,879	88,005
Northern Trust Corp.	246,688	15,408
State Street Corp.	519,167	34,800
T. Rowe Price Group, Inc.	347,265	18,103
		584,866
Commercial Banks - 3.6%
BB&T Corp.	709,333	26,543
Comerica, Inc.	203,878	10,736
Commerce Bancorp, Inc.	250,195	8,369
Compass Bancshares, Inc.	172,194	11,930
Fifth Third Bancorp	719,155	26,530
First Horizon National Corp. (d)	164,400	5,215
Huntington Bancshares, Inc.	477,605	9,170
KeyCorp	512,877	17,792
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
M&T Bank Corp.	99,057	$ 10,529
Marshall & Ilsley Corp. (d)	338,750	13,960
National City Corp.	752,735	22,123
PNC Financial Services Group, Inc.	450,938	30,055
Regions Financial Corp.	921,312	27,704
SunTrust Banks, Inc.	466,240	36,507
Synovus Financial Corp.	427,482	11,952
U.S. Bancorp, Delaware	2,273,159	68,081
Wachovia Corp. (d)	2,501,463	118,094
Wells Fargo & Co.	4,366,291	147,450
Zions Bancorp	143,807	10,721
		613,461
Consumer Finance - 1.0%
American Express Co.	1,553,962	90,969
Capital One Financial Corp.	540,249	38,228
Discover Financial Services (a)	688,939	15,880
SLM Corp.	537,874	26,447
		171,524
Diversified Financial Services - 4.9%
Bank of America Corp. (d)	5,801,817	275,122
CIT Group, Inc.	250,734	10,325
Citigroup, Inc.	6,466,834	301,160
CME Group, Inc.	72,329	39,962
JPMorgan Chase & Co.	4,466,132	196,554
Moody's Corp.	300,685	16,177
		839,300
Insurance - 4.4%
ACE Ltd.	425,621	24,567
AFLAC, Inc.	639,489	33,330
Allstate Corp.	794,108	42,207
AMBAC Financial Group, Inc.	133,258	8,948
American International Group, Inc.	3,391,632	217,675
Aon Corp.	383,859	15,370
Assurant, Inc.	129,730	6,580
Cincinnati Financial Corp.	224,453	8,799
Genworth Financial, Inc. Class A (non-vtg.)	546,919	16,692
Hartford Financial Services Group, Inc.	413,996	38,034
Lincoln National Corp.	354,001	21,353
Loews Corp.	582,738	27,622
Marsh & McLennan Companies, Inc.	726,139	20,005
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
MBIA, Inc. (d)	171,004	$ 9,593
MetLife, Inc.	969,556	58,387
Principal Financial Group, Inc.	350,101	19,742
Progressive Corp.	962,514	20,194
Prudential Financial, Inc.	611,323	54,182
SAFECO Corp.	138,820	8,117
The Chubb Corp.	524,884	26,459
The Travelers Companies, Inc.	868,094	44,082
Torchmark Corp.	124,857	7,684
Unum Group	448,171	10,891
XL Capital Ltd. Class A	243,100	18,928
		759,441
Real Estate Investment Trusts - 1.1%
Apartment Investment & Management Co. Class A	127,018	5,367
Archstone-Smith Trust	291,434	16,731
AvalonBay Communities, Inc.	104,126	11,242
Boston Properties, Inc.	155,582	14,701
Developers Diversified Realty Corp.	163,354	7,841
Equity Residential (SBI)	380,114	15,132
General Growth Properties, Inc.	320,418	15,374
Host Hotels & Resorts, Inc.	682,516	14,415
Kimco Realty Corp.	296,528	11,069
Plum Creek Timber Co., Inc.	231,088	8,980
ProLogis Trust	335,466	19,088
Public Storage	160,480	11,248
Simon Property Group, Inc.	292,049	25,271
Vornado Realty Trust	170,748	18,275
		194,734
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)(d)	245,133	8,560
Thrifts & Mortgage Finance - 1.2%
Countrywide Financial Corp.	775,784	21,854
Fannie Mae	1,272,134	76,124
Freddie Mac	864,878	49,532
Hudson City Bancorp, Inc.	633,461	7,741
MGIC Investment Corp.	108,600	4,198
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Sovereign Bancorp, Inc.	472,103	$ 9,036
Washington Mutual, Inc.	1,162,299	43,621
		212,106
TOTAL FINANCIALS		3,383,992
HEALTH CARE - 11.4%
Biotechnology - 1.2%
Amgen, Inc. (a)	1,516,087	81,475
Biogen Idec, Inc. (a)	373,577	21,122
Celgene Corp. (a)	496,665	30,078
Genzyme Corp. (a)	343,650	21,674
Gilead Sciences, Inc. (a)(d)	1,220,869	45,453
		199,802
Health Care Equipment & Supplies - 1.7%
Bausch & Lomb, Inc.	71,040	4,542
Baxter International, Inc.	851,775	44,803
Becton, Dickinson & Co.	320,288	24,457
Boston Scientific Corp. (a)	1,551,273	20,399
C.R. Bard, Inc.	135,013	10,594
Covidien Ltd. (a)	647,951	26,534
Hospira, Inc. (a)	203,701	7,877
Medtronic, Inc.	1,505,523	76,285
St. Jude Medical, Inc. (a)	442,311	19,081
Stryker Corp.	390,417	24,374
Varian Medical Systems, Inc. (a)	166,649	6,799
Zimmer Holdings, Inc. (a)	309,555	24,071
		289,816
Health Care Providers & Services - 2.2%
Aetna, Inc.	675,127	32,453
AmerisourceBergen Corp.	249,816	11,769
Cardinal Health, Inc.	502,878	33,054
CIGNA Corp.	376,257	19,430
Coventry Health Care, Inc. (a)(d)	204,385	11,407
Express Scripts, Inc. (a)	356,167	17,855
Humana, Inc. (a)(d)	219,687	14,080
Laboratory Corp. of America Holdings (a)	153,747	11,354
Manor Care, Inc.	95,660	6,060
McKesson Corp.	386,193	22,307
Medco Health Solutions, Inc. (a)	366,244	29,765
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Patterson Companies, Inc. (a)	181,903	$ 6,525
Quest Diagnostics, Inc.	206,574	11,459
Tenet Healthcare Corp. (a)	618,413	3,203
UnitedHealth Group, Inc.	1,751,942	84,847
WellPoint, Inc. (a)	802,275	60,267
		375,835
Health Care Technology - 0.0%
IMS Health, Inc.	256,558	7,217
Life Sciences Tools & Services - 0.3%
Applera Corp. - Applied Biosystems Group	239,970	7,492
Millipore Corp. (a)	70,568	5,547
PerkinElmer, Inc.	156,570	4,357
Thermo Fisher Scientific, Inc. (a)	551,619	28,800
Waters Corp. (a)	131,915	7,685
		53,881
Pharmaceuticals - 6.0%
Abbott Laboratories	2,013,823	102,081
Allergan, Inc.	402,033	23,370
Barr Pharmaceuticals, Inc. (a)	143,483	7,349
Bristol-Myers Squibb Co.	2,572,992	73,099
Eli Lilly & Co.	1,289,875	69,769
Forest Laboratories, Inc. (a)	415,560	16,706
Johnson & Johnson	3,786,878	229,106
King Pharmaceuticals, Inc. (a)	318,558	5,419
Merck & Co., Inc.	2,833,432	140,680
Mylan Laboratories, Inc.	324,767	5,206
Pfizer, Inc.	9,175,478	215,715
Schering-Plough Corp.	1,947,185	55,573
Watson Pharmaceuticals, Inc. (a)	134,045	4,078
Wyeth	1,758,624	85,328
		1,033,479
TOTAL HEALTH CARE		1,960,030
INDUSTRIALS - 11.4%
Aerospace & Defense - 2.8%
General Dynamics Corp.	529,262	41,579
Goodrich Corp.	163,639	10,295
Honeywell International, Inc.	1,019,382	58,625
L-3 Communications Holdings, Inc.	163,337	15,935
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Lockheed Martin Corp.	463,967	$ 45,691
Northrop Grumman Corp.	451,187	34,335
Precision Castparts Corp.	179,881	24,654
Raytheon Co.	580,285	32,125
Rockwell Collins, Inc.	218,780	15,030
The Boeing Co.	1,029,426	106,474
United Technologies Corp.	1,300,089	94,867
		479,610
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc. (d)	223,774	10,887
FedEx Corp.	402,410	44,563
United Parcel Service, Inc. Class B	1,384,564	104,839
		160,289
Airlines - 0.1%
Southwest Airlines Co.	1,020,839	15,986
Building Products - 0.2%
American Standard Companies, Inc.	229,907	12,426
Masco Corp.	493,794	13,436
		25,862
Commercial Services & Supplies - 0.5%
Allied Waste Industries, Inc. (a)	333,756	4,295
Avery Dennison Corp.	119,798	7,348
Cintas Corp.	176,306	6,446
Equifax, Inc.	190,179	7,695
Monster Worldwide, Inc. (a)	170,730	6,640
Pitney Bowes, Inc.	287,157	13,238
R.R. Donnelley & Sons Co.	287,752	12,160
Robert Half International, Inc.	217,352	7,388
Waste Management, Inc.	676,473	25,726
		90,936
Construction & Engineering - 0.1%
Fluor Corp.	115,282	13,316
Electrical Equipment - 0.4%
Cooper Industries Ltd. Class A	239,306	12,664
Emerson Electric Co.	1,039,705	48,939
Rockwell Automation, Inc.	206,244	14,435
		76,038
Industrial Conglomerates - 3.8%
3M Co.	941,576	83,725
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
General Electric Co.	13,450,444	$ 521,339
Textron, Inc.	164,004	18,514
Tyco International Ltd.	647,951	30,642
		654,220
Machinery - 1.7%
Caterpillar, Inc.	837,235	65,974
Cummins, Inc.	136,323	16,182
Danaher Corp.	311,264	23,245
Deere & Co.	294,136	35,420
Dover Corp.	267,246	13,630
Eaton Corp.	191,530	18,613
Illinois Tool Works, Inc.	538,601	29,650
Ingersoll-Rand Co. Ltd. Class A	394,338	19,843
ITT Corp.	237,579	14,939
PACCAR, Inc.	324,638	26,562
Pall Corp.	160,281	6,655
Parker Hannifin Corp.	151,429	14,943
Terex Corp. (a)	134,790	11,626
		297,282
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp.	465,577	38,242
CSX Corp.	571,526	27,096
Norfolk Southern Corp.	514,087	27,648
Ryder System, Inc.	79,945	4,347
Union Pacific Corp.	353,974	42,172
		139,505
Trading Companies & Distributors - 0.1%
W.W. Grainger, Inc.	92,857	8,112
TOTAL INDUSTRIALS		1,961,156
INFORMATION TECHNOLOGY - 15.8%
Communications Equipment - 2.7%
Avaya, Inc. (a)	588,136	9,728
Ciena Corp. (a)(d)	111,635	4,078
Cisco Systems, Inc. (a)	7,937,386	229,470
Corning, Inc.	2,056,220	49,020
JDS Uniphase Corp. (a)(d)	276,102	3,957
Juniper Networks, Inc. (a)(d)	740,364	22,181
Motorola, Inc.	3,026,068	51,413
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
QUALCOMM, Inc.	2,179,082	$ 90,759
Tellabs, Inc. (a)(d)	572,330	6,496
		467,102
Computers & Peripherals - 4.2%
Apple, Inc. (a)	1,130,808	148,995
Dell, Inc. (a)	2,969,843	83,067
EMC Corp. (a)	2,743,461	50,781
Hewlett-Packard Co.	3,423,861	157,600
International Business Machines Corp.	1,785,905	197,610
Lexmark International, Inc. Class A (a)	123,633	4,888
NCR Corp. (a)	235,196	12,282
Network Appliance, Inc. (a)	485,112	13,748
QLogic Corp. (a)	207,944	2,764
SanDisk Corp. (a)(d)	298,359	16,001
Sun Microsystems, Inc. (a)	4,667,637	23,805
		711,541
Electronic Equipment & Instruments - 0.4%
Agilent Technologies, Inc. (a)	517,664	19,749
Jabil Circuit, Inc.	234,304	5,279
Molex, Inc.	185,692	5,263
Solectron Corp. (a)	1,181,918	4,444
Tektronix, Inc.	106,835	3,510
Tyco Electronics Ltd. (a)(d)	647,951	23,210
		61,455
Internet Software & Services - 1.4%
Akamai Technologies, Inc. (a)	215,594	7,322
eBay, Inc. (a)	1,479,926	47,950
Google, Inc. Class A (sub. vtg.) (a)	285,116	145,409
VeriSign, Inc. (a)	320,488	9,515
Yahoo!, Inc. (a)	1,581,225	36,763
		246,959
IT Services - 1.1%
Affiliated Computer Services, Inc. Class A (a)	129,647	6,957
Automatic Data Processing, Inc.	723,287	33,575
Cognizant Technology Solutions Corp. Class A (a)	187,943	15,220
Computer Sciences Corp. (a)	226,458	12,609
Convergys Corp. (a)	178,981	3,410
Electronic Data Systems Corp.	665,272	17,956
Fidelity National Information Services, Inc.	213,876	10,615
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
First Data Corp.	986,294	$ 31,354
Fiserv, Inc. (a)	219,887	10,867
Paychex, Inc.	444,402	18,389
The Western Union Co.	1,010,151	20,153
Unisys Corp. (a)	454,642	3,678
		184,783
Office Electronics - 0.1%
Xerox Corp. (a)	1,225,460	21,397
Semiconductors & Semiconductor Equipment - 2.7%
Advanced Micro Devices, Inc. (a)(d)	719,629	9,744
Altera Corp.	464,202	10,769
Analog Devices, Inc.	427,640	15,160
Applied Materials, Inc.	1,806,744	39,821
Broadcom Corp. Class A (a)	608,268	19,957
Intel Corp.	7,595,829	179,413
KLA-Tencor Corp. (d)	250,523	14,227
Linear Technology Corp. (d)	331,849	11,830
LSI Corp. (a)	1,007,127	7,251
Maxim Integrated Products, Inc.	419,261	13,291
MEMC Electronic Materials, Inc. (a)	293,359	17,989
Micron Technology, Inc. (a)(d)	988,841	11,738
National Semiconductor Corp.	364,777	9,481
Novellus Systems, Inc. (a)(d)	165,197	4,711
NVIDIA Corp. (a)	474,462	21,711
Teradyne, Inc. (a)	248,033	3,892
Texas Instruments, Inc.	1,874,391	65,960
Xilinx, Inc.	389,447	9,736
		466,681
Software - 3.2%
Adobe Systems, Inc. (a)	768,743	30,973
Autodesk, Inc. (a)(d)	302,265	12,807
BMC Software, Inc. (a)	266,658	7,658
CA, Inc.	537,775	13,487
Citrix Systems, Inc. (a)	236,092	8,539
Compuware Corp. (a)	393,719	3,673
Electronic Arts, Inc. (a)	405,341	19,716
Intuit, Inc. (a)	447,863	12,827
Microsoft Corp.	11,006,489	319,078
Novell, Inc. (a)	455,343	3,055
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp. (a)	5,175,185	$ 98,950
Symantec Corp. (a)	1,177,966	22,617
		553,380
TOTAL INFORMATION TECHNOLOGY		2,713,298
MATERIALS - 3.1%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	283,191	24,459
Ashland, Inc.	73,042	4,460
Dow Chemical Co.	1,246,240	54,187
E.I. du Pont de Nemours & Co.	1,207,585	56,430
Eastman Chemical Co.	109,987	7,569
Ecolab, Inc.	229,140	9,649
Hercules, Inc. (a)	152,429	3,164
International Flavors & Fragrances, Inc.	101,517	5,087
Monsanto Co.	710,566	45,796
PPG Industries, Inc.	214,635	16,370
Praxair, Inc.	416,662	31,925
Rohm & Haas Co.	186,080	10,517
Sigma Aldrich Corp.	171,679	7,780
		277,393
Construction Materials - 0.1%
Vulcan Materials Co.	124,581	11,925
Containers & Packaging - 0.2%
Ball Corp.	133,476	6,843
Bemis Co., Inc.	136,745	4,030
Pactiv Corp. (a)	170,461	5,388
Sealed Air Corp.	211,209	5,755
Temple-Inland, Inc.	138,342	8,042
		30,058
Metals & Mining - 0.9%
Alcoa, Inc.	1,136,791	43,425
Allegheny Technologies, Inc.	133,551	14,014
Freeport-McMoRan Copper & Gold, Inc. Class B	490,810	46,126
Newmont Mining Corp.	589,758	24,622
Nucor Corp.	394,439	19,801
United States Steel Corp.	154,680	15,203
		163,191
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.3%
International Paper Co.	569,449	$ 21,109
MeadWestvaco Corp.	241,135	7,847
Weyerhaeuser Co.	282,275	20,109
		49,065
TOTAL MATERIALS		531,632
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	8,060,674	315,656
CenturyTel, Inc.	143,189	6,568
Citizens Communications Co.	447,666	6,460
Embarq Corp.	197,498	12,203
Qwest Communications International, Inc. (a)(d)	2,030,769	17,322
Verizon Communications, Inc.	3,795,776	161,776
Windstream Corp.	623,272	8,576
		528,561
Wireless Telecommunication Services - 0.6%
ALLTEL Corp.	451,672	29,788
Sprint Nextel Corp.	3,783,051	77,666
		107,454
TOTAL TELECOMMUNICATION SERVICES		636,015
UTILITIES - 3.4%
Electric Utilities - 1.7%
Allegheny Energy, Inc. (a)	216,646	11,315
American Electric Power Co., Inc.	521,336	22,673
Duke Energy Corp.	1,646,582	28,041
Edison International	425,956	22,529
Entergy Corp.	257,899	25,780
Exelon Corp.	879,404	61,690
FirstEnergy Corp.	398,532	24,211
FPL Group, Inc.	531,337	30,674
Pinnacle West Capital Corp.	131,048	4,912
PPL Corp.	503,461	23,733
Progress Energy, Inc.	332,333	14,510
Southern Co.	982,894	33,065
		303,133
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Gas Utilities - 0.1%
Nicor, Inc.	58,864	$ 2,320
Questar Corp.	225,410	11,606
		13,926
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	872,779	17,150
Constellation Energy Group, Inc.	236,216	19,795
Dynegy, Inc. Class A (a)	525,941	4,686
TXU Corp.	600,284	39,169
		80,800
Multi-Utilities - 1.1%
Ameren Corp.	269,661	12,938
CenterPoint Energy, Inc.	419,389	6,912
CMS Energy Corp.	293,502	4,743
Consolidated Edison, Inc. (d)	353,668	15,448
Dominion Resources, Inc.	457,995	38,572
DTE Energy Co.	230,183	10,676
Integrys Energy Group, Inc.	98,944	4,897
KeySpan Corp.	229,788	9,548
NiSource, Inc.	358,306	6,833
PG&E Corp.	459,540	19,673
Public Service Enterprise Group, Inc.	330,465	28,470
Sempra Energy	344,898	18,183
TECO Energy, Inc.	274,010	4,423
Xcel Energy, Inc.	534,604	10,852
		192,168
TOTAL UTILITIES		590,027
TOTAL COMMON STOCKS (Cost $12,104,832)		16,925,106
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 4.59% to 4.69% 9/27/07 (e) (Cost $13,898)	$ 14,000	13,894
Money Market Funds - 3.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 5.38% (b)	239,500,976	$ 239,501
Fidelity Securities Lending Cash Central Fund, 5.39% (b)(c)	416,351,168	416,351
TOTAL MONEY MARKET FUNDS (Cost $655,852)		655,852
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $12,774,582)		17,594,852
NET OTHER ASSETS - (2.3)%		(395,807)
NET ASSETS - 100%		$ 17,199,045
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
756 S&P 500 Index Contracts	Sept. 2007	$ 276,299	$ (9,422)
The face value of futures purchased as a percentage of net assets - 1.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $10,540,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,421
Fidelity Securities Lending Cash Central Fund	154
Total	$ 3,575
Income Tax Information

At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $12,819,007,000. Net unrealized appreciation aggregated $4,775,845,000, of which $5,726,432,000 related to appreciated investment securities and $950,587,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	September 28, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	September 28, 2007